S-K 1602, SPAC Registered Offerings	Apr. 27, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]
We have until the date that is
24 months
from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. There is no limit on the number of times our board of directors may propose such an amendment for shareholder approval, and if we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares, regardless of whether they abstain, vote for, or against, the extension, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of taxes payable) and not previously released to us pursuant to permitted withdrawals, divided by the number of then issued and outstanding public shares, subject to applicable law.
We are permitted to withdraw amounts from the trust account to pay our taxes, provided that all permitted withdrawals can only be made (x) from interest and not from the principal held in the trust account and (y) only to the extent such interest is in amount sufficient to cover the permitted withdrawal amount (“permitted withdrawals”).

SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table illustrates the difference between the public offering price and our net tangible book value (NTBV), as adjusted to give effect to this offering and to redemptions of our public shares at varying levels, assuming the full exercise and no exercise of the over-allotment
option. See the sections titled “
Prospectus Summary—Dilution
” and “
Dilution
” for more information.

As of March 13, 2026
Offering Price of $10.00	25% of Maximum Redemption (assumes 6,250,000 or 7,187,500 public shares redeemed)		50% of Maximum Redemption (assumes 12,500,000 or 14,375,000 public shares redeemed)		75% of Maximum Redemption (assumes 18,750,000 or 21,562,500 public shares redeemed)		Maximum Redemption (assumes 25,000,000 or 28,750,000 public shares redeemed)
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over -Allotment Option
$7.23	$6.68	$3.32	$5.81	$4.19	$4.18	$5.82	$0.12	$9.88
Assuming No Exercise of Over -Allotment Option
$7.23	$6.68	$3.32	$5.80	$4.20	$4.18	$5.82	$0.11	$9.89

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limitation on our ability to raise funds through the issuance of equity or equity-linked
securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we are unable to complete our initial business combination within the completion window because we do not have sufficient funds available to us, we will be forced to liquidate the trust account.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity/ Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

RRE Sponsor, LLC
9,583,333 Class B ordinary shares (which include the Class B
Anti-Dilution
Adjustment as described in “—
Founder shares conversion and anti
-dilution
”)

If we increase or decrease the size of this offering, we will effect a share capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders at 25.0% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the Class A ordinary shares underlying the private placement warrants).
		$25,000

	4,510,000 private placement warrants (regardless of whether the over-allotment option is exercised) to be purchased simultaneously with the closing of this offering	$4,510,000

RRE Sponsor, LLC or an affiliate thereof	Repayment of loans made to us to cover offering related and organizational expenses Repayment of working capital loans to finance transaction costs in connection with an initial business	Up to $500,000 Up to $1,500,000 in working capital loans may be convertible

Entity/ Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

	combination	into private placement warrants of the post-business combination entity at a price of $1.00 per warrant at the option of the lender

RRE Sponsor, LLC and our officers, independent directors, advisors, consultants or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination

Kujo Capital	$7,500 per month, plus a rate of $200 per hour for additional services required and authorized by the Company Payment in cash	Customary fees for assisting with finance, accounting, treasury and SEC-reporting activities, pursuant to an engagement letter

Management team and their affiliates	2,112,500 founder shares	$5,510.98

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
Redemption of public shares and distribution and liquidation if no initial business combination
Our amended and restated memorandum and articles of association will provide that we will have only the completion window to complete our initial business combination. If we have not completed our initial business combination within such time period, we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem the public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses) and not previously released to us pursuant to permitted withdrawals, divided by the number of then-outstanding
public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to our warrants, which will expire worthless if we fail to complete our initial business combination within the completion window.

Our sponsor and management team have entered into a letter agreement with us, pursuant to which they have waived their rights to liquidating distributions from the trust account with respect to any founder shares held by them if we fail to complete our initial business combination within the completion window, although they will be entitled to liquidating distributions from assets outside the trust account. However, if our initial shareholders or management team acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our initial business combination within the completion window.

The underwriter has agreed to waive its rights to its deferred underwriting commission held in the trust account in the event we do not complete our initial business combination within the completion window and, in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of our public shares.

Our sponsor and management team have agreed, pursuant to a letter agreement, that they will not propose any amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial
business combination activity, in each case unless we provide our public shareholders with the opportunity to redeem their public shares upon approval of any such amendment at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of taxes payable) and not previously released to us pursuant to permitted withdrawals, divided by the number of then outstanding public shares. For example, our board of directors may propose such an amendment if it determines that additional time is necessary to complete our initial business combination. In such event, we will conduct a proxy solicitation and distribute proxy materials pursuant to Regulation 14A of the Exchange Act seeking shareholder approval of such proposal, and in connection therewith, provide our public shareholders with the redemption rights described above upon shareholder approval of such amendment. There is no limit on the number of times our board of directors may propose such an amendment for shareholder approval. Similarly, there is no final deadline beyond which no extensions are possible by way of amendment to our amended and restated memorandum and articles of association. However, in connection with each such extension, our public shareholders will be offered the opportunity to redeem their public shares. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor, members of our management team, other initial shareholders and the underwriter will lose their entire investment in our founder shares and our private placement warrants, except to the extent they receive liquidating distributions from assets outside the trust account. For more information, also see “
Risk Factors—Risks Relating to our Search for, and Consummation of or Inability to Consummate, a Business Combination—Since our sponsor and management team and any other holder of our founder shares may lose their entire investment in us if our initial business combination is not completed (other than with respect to public shares they may acquire during or after this offering), a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination
.”

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]
Conflicts of Interest
Each of our management team presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination, because the entities to which our management team owe fiduciary duties or contractual obligations are not themselves in the business of engaging in business combinations or they have entered into a definitive agreement with a business combination target.

Our sponsor, officers or directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor and management team could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Although we have no formal policy in place for vetting potential conflicts of interest, our board of directors will review any potential conflicts of interest on a case-by-case
basis.

Our executive officers and our directors may have interests that differ from you in connection with the business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our directors and executive officers to prioritize a different business combination over finding a suitable acquisition target for our business combination. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.

In addition to the above, our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence. See “
Risk Factors—Our officers and directors will allocate their time to other businesses thereby causing conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to complete our initial business combination
.”

Additionally, our sponsor and executive officers and directors have agreed to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the consummation of our initial business combination. Further, our sponsor and executive officers and directors have agreed to waive their redemption rights with respect to any founder shares held by them if we are unable to complete our initial business combination within the completion window, although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within the completion window and to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement warrants held in the trust account will be used to fund the redemption of our public shares, and the private placement warrants may expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor or its permitted transferees until 180 days after the completion of our initial business combination. Since our sponsor and executive officers and directors may directly or indirectly own ordinary shares and warrants following this offering, our executive officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination because of their financial interest in completing an initial business combination within the completion window.

Our sponsor paid only a nominal aggregate purchase price of $25,000 for the founder shares, or approximately $0.003 per share. Accordingly, our management team and directors, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established
target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares.

Our sponsor has agreed to loan us up to $500,000 to be used for a portion of the expenses of this offering. In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

Our officers, independent directors, advisors, or their respective affiliates may be paid consulting, success, or finder fees upon the successful completion of our initial business combination as described under “—
Limited payments to insiders
”.

CCM, as the sole underwriter, is entitled to receive deferred underwriting commissions that are conditioned on the completion of an initial business combination. The underwriter’s or its respective affiliates’ financial interests tied to the consummation of a business combination transaction may give rise to potential conflicts of interest in providing any such additional services to us, including potential conflicts of interest in connection with the sourcing and consummation of an initial business combination. The underwriter is under no obligation to provide any further services to us in order to receive all or any part of the deferred underwriting commissions.

Because we may redeem the outstanding warrants held by public warrant holders and the private placement warrants held by the sponsor and the underwriter are not redeemable by us and are exercisable on a cashless basis, the at-risk
capital investors may profit at times when an unaffiliated security holder cannot profit, such as when the public warrants are called for redemption or if the sponsor or the underwriter chooses to utilize the cashless exercise option under circumstances where the public warrant holders cannot exercise on a cashless basis. Accordingly, there may be actual or potential material conflicts of interest between our sponsor and the underwriter on the one hand, and the public warrant holders on the other hand.

In the event that we seek to complete our initial business combination with a company that is affiliated with our sponsor, officers or directors (or their respective affiliates or related entities), we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent firm that commonly renders valuation opinions for the type of company we are seeking to acquire or from an independent accounting firm that our initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

See “
Risk Factors—We may engage our underwriter or one of its affiliates to provide additional services to us after this offering, which may include acting as M&A advisor in connection with an initial business combination or as placement agent in connection with a related financing transaction. Our underwriter is entitled to receive deferred underwriting commissions that will be released from the trust account only upon a completion of an initial business combination. These financial incentives may cause them to have potential conflicts of interest in rendering any such additional services to us after this offering, including, for example, in connection with the sourcing and consummation of an initial business combination
.”

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
At March 13, 2026, our net tangible book value deficit was $(309,002), or approximately $(0.03) per Class B ordinary share. Assuming various redemption scenarios and after giving effect to the sale of 25,000,000 Class A ordinary shares included in the units we are offering by this prospectus, the sale of the private placement warrants and the deduction of underwriting commissions and estimated expenses of this offering, our pro forma net tangible book value at March 13, 2026 would have been the following to the public shareholders on a per-share
basis immediately after this offering:

As of March 13, 2026
Offering Price of $10.00	25% of Maximum Redemption (assumes 6,250,000 or 7,187,500 public shares redeemed)		50% of Maximum Redemption (assumes 12,500,000 or 14,375,000 public shares redeemed)		75% of Maximum Redemption (assumes 18,750,000 or 21,562,500 public shares redeemed)		Maximum Redemption (assumes 25,000,000 or 28,750,000 public shares redeemed)
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over -Allotment Option
$7.23	$6.68	$3.32	$5.81	$4.19	$4.18	$5.82	$0.12	$9.88
Assuming No Exercise of Over -Allotment Option
$7.23	$6.68	$3.32	$5.80	$4.20	$4.18	$5.82	$0.11	$9.89
For purposes of presenting the Maximum Redemption scenario, we have reduced our NTBV after this offering (assuming no exercise of the underwriter’s option to purchase additional units) by $250,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two business days prior to the commencement of our tender offer or shareholders meeting, including interest, divided by the number of Class A ordinary shares sold in this offering).
For each of the redemption scenarios above, the NTBV was calculated as follows:

	0% of Maximum Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Increase attributable to public shareholders	7.26	7.26	6.71	6.71	5.83	5.84	4.21	4.21	0.14	0.15

Pro forma net tangible book value after this offering and the sale of the private placement units	7.23	7.23	6.68	6.68	5.80	5.81	4.18	4.18	0.11	0.12

Dilution to public shareholders	$2.77	$2.77	$3.32	$3.32	$4.20	$4.19	$5.82	$5.82	$9.89	$9.88

Percentage of dilution to public shareholders	27.7%	27.7%	33.2%	33.2%	42.0%	41.9%	58.2%	58.2%	98.9%	98.8%

Numerator:
Net tangible book deficit before this offering	$(309,002)	$(309,002)	$(309,002)	$(309,002)	$(309,002)	$(309,002)	$(309,002)	$(309,002)	$(309,002)	$(309,002)
Net proceeds from this offering and the sale of the private placement units (1)	251,160,000	288,660,000	251,160,000	288,660,000	251,160,000	288,660,000	251,160,000	288,660,000	251,160,000	288,660,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	307,874	307,874	307,874	307,874	307,874	307,874	307,874	307,874	307,874	307,874
Less: Deferred underwriting commission (2)	(10,000,000)	(11,500,000)	(7,500,000)	(8,625,000)	(5,000,000)	(5,750,000)	(2,500,000)	(2,875,000)	—	—
Less: overallotment liability	(234,500)	—	(234,500)	—	(234,500)	—	(234,500)	—	(234,500)	—
Amounts paid for redemptions	—	—	(62,500,000)	(71,875,000)	(125,000,000)	(143,750,000)	(187,500,000)	(215,625,000)	(250,000,000)	(287,500,000)

	240,924,373	277,158,873	180,924,373	208,158,873	120,924,373	139,158,873	60,924,373	70,158,873	924,373	1,158,873

Denominator:
Ordinary shares outstanding prior to this offering	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333
Ordinary shares forfeited if over-allotment is not exercised	(1,250,000)	—	(1,250,000)	—	(1,250,000)	—	(1,250,000)	—	(1,250,000)	—
Ordinary shares offered and sale of private placement shares and sale of private placement shares	(25,000,000)	(28,750,000)	(25,000,000)	(28,750,000)	(25,000,000)	(28,750,000)	(25,000,000)	(28,750,000)	(25,000,000)	(28,750,000)
Less Ordinary shares redeemed	—	—	(6,250,000)	(7,187,500)	(12,500,000)	(14,375,000)	(18,750,000)	(21,562,500)	(25,000,000)	(28,750,000)

	33,333,333	38,333,333	27,083,333	31,145,833	20,833,333	23,958,333	14,583,333	16,770,833	8,333,333	9,583,333

(1)	Expenses applied against gross proceeds include offering expenses of approximately $850,000 (excluding deferred underwriting commissions). See “ Use of Proceeds .”

(2)
Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on all units sold including those sold pursuant to the underwriter’s option to purchase additional units, or $10,000,000 in the aggregate (or up to $11,500,000 in the aggregate if the underwriter’s over-allotment option is exercised in full) payable to the underwriter for deferred underwriting commissions, but such $0.40 per unit shall be due solely on amounts remaining in the trust account following all properly submitted shareholder redemptions in connection with the consummation of our initial business combination. See also “Underwriting” for additional information regarding underwriting compensation.